FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00248
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THE ADAMS EXPRESS COMPANY
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(Exact name of registrant as specified in charter)

7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
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(Address of principal executive offices)

Lawrence L. Hooper, Jr.
The Adams Express Company
7 Saint Paul Street, Suite 1140
Baltimore, Maryland 21202
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(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 752-5900
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

March 31, 2010

(unaudited)

	Shares or Principal	Value (A)
Stocks — 96.9%

Consumer — 21.4%
Consumer Discretionary — 7.2%
Lowe’s Companies, Inc.	600,000	$14,544,000
McDonald’s Corp.	250,000	16,680,000
Newell Rubbermaid Inc. (B)	400,000	6,080,000
Ryland Group Inc.	343,500	7,708,140
Target Corp.	320,000	16,832,000
Walt Disney Co.	480,000	16,756,800

		78,600,940

Consumer Staples — 14.2%
Avon Products, Inc.	324,600	10,994,202
Bunge Ltd. (B)(F)	160,000	9,860,800
Coca-Cola Co.	250,000	13,750,000
CVS/Caremark Corp.	285,000	10,419,600
Dean Foods Co. (B)(C)	425,000	6,668,250
Del Monte Foods Co.	800,000	11,680,000
Hansen Natural Corp. (C)(F)	260,000	11,278,800
Mead Johnson Nutrition Co.	117,383	6,107,437
PepsiCo, Inc. (G)	360,000	23,817,600
Procter & Gamble Co.	315,000	19,930,050
Safeway Inc.	390,000	9,695,400
Unilever plc ADR	721,300	21,119,664

		155,321,803

Energy — 11.1%
Chevron Corp.	200,000	15,166,000
CONSOL Energy Inc. (F)	200,000	8,532,000
Exxon Mobil Corp. (G)	215,000	14,400,700
Halliburton Co.	300,000	9,039,000
Petroleum & Resources Corporation (D)	2,186,774	52,110,824
Spectra Energy Corp.	405,780	9,142,223
Transocean Ltd. (C)	160,000	13,820,800

		122,211,547

Financials — 12.6%
Banks — 2.7%
PNC Financial Services Group, Inc.	270,000	16,119,000
Wells Fargo & Co.	425,000	13,226,000

		29,345,000

Diversified Financials — 8.2%
Bank of America Corp.	1,185,000	21,152,250
Bank of New York Mellon Corp.	403,775	12,468,572
Capital One Financial Corp.	100,000	4,141,000
JPMorgan Chase & Co.	510,000	22,822,500
Morgan Stanley	300,000	8,787,000
State Street Corp.	230,000	10,382,200
T. Rowe Price Group Inc. (B)	190,000	10,436,700

		90,190,222

Insurance — 1.7%
Prudential Financial, Inc. (B)	310,000	18,755,000

Health Care — 12.0%
Abbott Laboratories	320,000	16,857,600
Bristol-Myers Squibb Co.	159,061	4,246,929
Gilead Sciences Inc. (C)	200,000	9,096,000
Hospira Inc. (C)(F)	225,000	12,746,250
Johnson & Johnson	255,000	16,626,000
Medtronic, Inc.	350,000	15,760,500
Pfizer Inc.	1,015,125	17,409,394
Senomyx, Inc. (C)	1,284,400	4,206,410
Teva Pharmaceutical Industries Ltd. ADR	330,000	20,816,400
UnitedHealth Group Inc.	140,000	4,573,800
Zimmer Holdings, Inc. (C)(F)	150,000	8,880,000

		131,219,283

Industrials — 15.5%
Cintas Corp. (B)	300,000	8,427,000
Curtiss-Wright Corp.	360,000	12,528,000
Emerson Electric Co.	300,000	15,102,000
General Electric Co.	1,488,000	27,081,600
Harsco Corp.	310,000	9,901,400
Illinois Tool Works Inc.	250,000	11,840,000
Masco Corp.	450,000	6,984,000
Norfolk Southern Corp.	100,000	5,589,000
Oshkosh Corp. (B)(F)	380,000	15,329,200
Spirit AeroSystems Holdings, Inc. (C)	720,000	16,833,600
Tata Motors Ltd. ADR (B)	1,000,000	18,460,000
United Technologies Corp.	300,000	22,083,000

		170,158,800

Information Technology — 17.9%
Semiconductors — 2.9%
Broadcom Corp.	400,000	13,272,000
Intel Corp.	840,000	18,698,400

		31,970,400

Software & Services — 8.9%
Automatic Data Processing Inc.	300,000	13,341,000
Google Inc. (C)	24,000	13,608,240
Microsoft Corp.	1,180,000	34,538,600
Oracle Corp.	1,100,000	28,259,000
Visa Inc.	90,000	8,192,700

		97,939,540

Technology Hardware & Equipment — 6.1%
Apple Inc. (C)	75,000	17,619,750
Cisco Systems, Inc. (C)	850,000	22,125,500
Dell Inc. (C)	285,000	4,277,850
Hewlett-Packard Co. (B)	199,989	10,629,415
QUALCOMM Inc.	300,000	12,597,000

		67,249,515

Materials — 2.9%
Cliffs Natural Resources Inc. (F)	102,140	7,246,833
Freeport-McMoRan Copper & Gold Inc.	115,000	9,607,100
Potash Corporation of Saskatchewan Inc. (B)(F)	54,000	6,444,900
Praxair, Inc.	109,292	9,071,237

		32,370,070

Telecom Services — 1.0%
AT&T Corp.	400,000	10,336,000

Utilities — 2.5%
MDU Resources Group, Inc.	562,500	12,138,750
Northeast Utilities	350,000	9,674,000
WGL Holdings, Inc. (B)	164,225	5,690,396

		27,503,146

Total Stocks (Cost $922,835,109)		1,063,171,266

Short-Term Investments — 3.0%
Commercial Paper — 0.8%
General Electric Capital Corp., 0.15%, due 4/16/10	$9,800,000	9,799,388

Money Market Funds — 2.2%
Fidelity Institutional Money Market – Government Portfolio, 0.04% (E)	100,778	100,778
RBC U.S. Government Money Market (Institutional Class I), 0.09% (E)	19,947,082	19,947,082
Vanguard Federal Money Market, 0.01% (E)	35,499	35,499
Western Asset Institutional Government Money Market (Class I), 0.05% (E)	3,552,726	3,552,726

		23,636,085

Total Short-Term Investments (Cost $33,435,473)		33,435,473

Total Securities Lending Collateral — 4.0% (Cost $43,428,755)
Money Market Funds — 4.0%
Invesco Aim Short-Term Investment Trust – Liquid Assets Portfolio (Institutional Class), 0.13% (E)	43,428,755	43,428,755

Total Investments — 103.9% (Cost $999,699,337)		1,140,035,494
Cash, receivables, prepaid expenses and other assets, less liabilities — (3.9)%		(42,323,645)

Net Assets — 100%		$1,097,711,849

Notes:

(A)	Securities are listed on the New York Stock Exchange or the NASDAQ and are valued at the last reported sale price on the day of valuation.
(B)	A portion of shares held are on loan.
(C)	Presently non-dividend paying.
(D)	Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(E)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.
(F)	All or a portion of this security is pledged to cover open written call option contracts. Aggregate market value of such pledged securities is $9,736,764.
(G)	All or a portion of this security is pledged to collateralize open written put option contracts with an aggregate value to deliver upon exercise of $2,090,000.

See accompanying notes.

SCHEDULE OF OUTSTANDING WRITTEN OPTION CONTRACTS

March 31, 2010

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date	Value

COVERED CALLS
100	Bunge Ltd.	$75	Jul 10	$(5,500)
266	Cliffs Natural Resources Inc.	90	Jul 10	(50,540)
380	CONSOL Energy Inc.	55	Apr 10	(3,800)
200	CONSOL Energy Inc.	60	Apr 10	(1,000)
250	Hansen Natural Corp.	44	Apr 10	(16,250)
100	Hansen Natural Corp.	47	May 10	(9,500)
100	Hansen Natural Corp.	50	Jun 10	(6,500)
100	Hospira Inc.	60	May 10	(7,500)
166	Oshkosh Corp.	55	Apr 10	(1,660)
41	Potash Corporation of Saskatchewan Inc.	150	Jun 10	(4,346)
41	Potash Corporation of Saskatchewan Inc.	155	Jun 10	(2,911)
100	Zimmer Holdings, Inc.	65	Jun 10	(7,000)

1,844				(116,507)

COLLATERALIZED PUTS
100	Freeport-McMoRan Copper & Gold Inc.	70	May 10	(9,500)
100	Freeport-McMoRan Copper & Gold Inc.	75	May 10	(18,100)
200	UnitedHealth Group, Inc.	32	Apr 10	(11,000)

400				(38,600)

				$(155,107)

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS AND OUTSTANDING WRITTEN OPTION CONTRACTS (Unaudited)

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1. SIGNIFICANT ACCOUNTING POLICIES

The Adams Express Company (the "Company") is registered under the Investment Company Act of 1940 as a diversified investment company. The Company is an internally-managed closed-end fund.

Affiliated Companies - Investments in companies 5% or more of whose outstanding voting securities are held by the Company are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions - Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost.

Security Valuation - Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options and money market funds) are valued at amortized cost, which approximates fair value. Purchased and written options are valued at the last quoted bid and asked price, respectively. Money market funds are valued at net asset value on the day of valuation.

In accordance with generally accepted accounting principles, fair value is defined as the price that the Company would receive upon selling an investment in an orderly transaction to an independent buyer. Additionally, a three-tier hierarchy has been established to classify fair value measurements and is summarized as follows:

  Level 1 -- fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments,
  Level 2 -- fair value is determined using other observable inputs obtained from independent sources; for example, quoted prices for similar investments,
  Level 3 -- fair value is determined using unobservable inputs and the Company's own assumptions, developed based on the best information available in the circumstances.

The Company's investments at March 31, 2010 were classified as follows:

	Level 1	Level 2	Level 3	Total
Common stocks	$1,063,171,266	$--	$--	$1,063,171,266
Short-term investments	23,636,085	9,799,388	--	33,435,473
Securities lending collateral	43,428,755	--	--	43,428,755

Total Investments	$1,130,236,106	$9,799,388	$--	$1,140,035,494

Written options	$(155,107)	$--	$--	$(155,107)

There were no transfers into or from Level 1 or Level 2 during the three months ended March 31, 2010.

2. FEDERAL INCOME TAXES

For federal income tax purposes, the identified cost of securities at March 31, 2010 was $1,006,458,043 and net unrealized appreciation aggregated $133,577,451, of which the related gross unrealized appreciation and depreciation were $246,833,034 and $113,255,583, respectively.

3. INVESTMENT TRANSACTIONS

The Company's investment decisions are made by a committee of management, and recommendations to that committee are made by the research staff.

The Company is subject to changes in the value of equity securities held (equity price risk) in the normal course of pursuing its investment objectives. The Company may purchase and write option contracts to increase or decrease its equity price risk exposure or may write option contracts to generate additional income. Option contracts generally entail risks associated with counterparty credit, illiquidity, and unfavorable equity price movements. The Company has mitigated counterparty credit and illiquidity risks by trading its options through an exchange. The risk of unfavorable equity price movements is limited for purchased options to the premium paid and for written options by writing only covered call or collateralized put option contracts, which require the Company to segregate certain securities or cash at its custodian when the option is written.

When the Company writes (purchases) an option, an amount equal to the premium received (paid) by the Company is recorded as a liability (asset) and is subsequently marked to market daily in the Statement of Assets and Liabilities, with any related change recorded as an unrealized gain or loss in the Statement of Operations. Premiums received (paid) from unexercised options are treated as realized gains (losses) on the expiration date. Upon the exercise of written put (purchased call) option contracts, premiums received (paid) are deducted from (added to) the cost basis of the underlying securities purchased. Upon the exercise of written call (purchased put) option contracts, premiums received (paid) are added to (deducted from) the proceeds from the sale of underlying securities in determining whether there is a realized gain or loss.

4. PORTFOLIO SECURITIES LOANED

The Company makes loans of securities to approved brokers to earn additional income. It receives as collateral cash deposits, U.S. Government securities, or bank letters of credit valued at 102% of the value of the securities on loan. The market value of the loaned securities is calculated based upon the most recent closing prices and any additional required collateral is delivered to the Company on the next business day. Cash deposits are placed in a registered money market fund. The Company accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Company also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Company. At March 31, 2010, the Company had securities on loan of $42,239,812 and held cash collateral of $43,428,755. The Company is indemnified by the Custodian, serving as lending agent, for loss of loaned securities and has the right under the lending agreement to recover the securities from the borrower on demand.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Douglas G. Ober
Douglas G. Ober
Chairman and Chief Executive Officer
(Principal Executive Officer)

Date:	April 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas G. Ober
Douglas G. Ober
Chairman and Chief Executive Officer
(Principal Executive Officer)

Date:	April 16, 2010

By:	/s/ Brian S. Hook
Brian S. Hook
Treasurer
(Principal Financial Officer)

Date:	April 16, 2010